Note 11 - Loans Payable - Schedule of Loans Outstanding (Details) (Parentheticals)		Dec. 31, 2017	Dec. 31, 2016
Unsecured bridge loan [member]
Statement Line Items [Line Items]
Loan interest percentage	[1]		8.00%
Unsecured loan [member]
Statement Line Items [Line Items]
Loan interest percentage	[2]	12.00%

[1]	The Company received an unsecured bridge loan in December 2016. Included in loans payable are loans amounting to $50,000 (2015 - $480,000) to related parties as disclosed in Note 25.
[2]	The Company received an unsecured loan in December 2017. Included in loans payable are loans amounting to $150,000 (2016 - $50,000) to related parties as disclosed in Note 25.